Financial risk management and financial instruments - Derivatives Designated in Hedge Relationships (Details) - Interest rate swap - Cash flow hedge R in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Financial risk management and financial instruments
Percentage of LIBOR exposure hedged	50.00%
Contract/Notional amount | $	$ 3,995	$ 2,000		$ 1,980
Fair value of assets			R 246
Fair value of liabilities					R (1,070)